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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written *	Date	Price	Value
100	Affiliated Managers Group, Inc.	December 2005	$ 65.00	$ 84,000
165	American Eagle Outfitters, Inc	November 2005	30.00	3,300
200	American Eagle Outfitters, Inc	January 2006	27.50	23,000
100	American International Group, Inc.	November 2005	55.00	75,000
200	Amgen, Inc.	October 2005	65.00	296,000
350	Amgen, Inc.	January 2006	60.00	717,500
275	Apple Computers	October 2005	37.50	441,375
60	Apple Computers	January 2006	37.50	100,800
700	Applied Materials, Inc.	October 2005	16.00	73,500
400	Bed Bath & Beyond, Inc.	November 2005	40.00	66,000
230	Bed Bath & Beyond, Inc.	November 2005	42.50	14,375
200	Bed Bath & Beyond, Inc.	January 2006	42.50	31,000
130	Bed Bath & Beyond, Inc.	February 2006	42.50	24,050
150	Best Buy Co, Inc.	December 2005	33.375	561,750
50	Biogen Idec Inc.	January 2006	35.00	29,500
850	Biogen Idec Inc.	January 2006	40.00	233,750
650	Biomet	January 2006	40.00	43,875
200	Boston Scientific Corp.	November 2005	32.50	1,000
600	Boston Scientific Corp.	January 2006	30.00	10,500
450	Capital One Financial Corp.	December 2005	75.00	301,500
900	Check Point Software Technologies Ltd.	October 2005	22.50	175,500
200	Check Point Software Technologies Ltd.	January 2006	25.00	24,000
94	Cintas Corp.	November 2005	40.00	18,095
176	Cintas Corp.	November 2005	45.00	2,640
600	Cisco Systems, Inc.	October 2005	20.00	3,000
300	Cisco Systems, Inc.	January 2006	17.50	36,000
300	Cisco Systems, Inc.	January 2006	20.00	8,250
400	Countrywide Financial Corp.	October 2005	35.00	12,000
500	Countrywide Financial Corp.	January 2006	37.50	45,000
200	EBAY Inc.	January 2006	32.50	192,000
400	EBAY Inc.	January 2006	35.00	302,000
190	First Data Corp.	November 2005	42.50	12,350
200	First Data Corp.	November 2005	40.00	35,500
400	First Data Corp.	January 2006	42.50	51,000
250	Fed Ex Corp	January 2006	85.00	137,500
850	Flextronics International Ltd.	October 2005	12.50	46,750
850	Flextronics International Ltd.	January 2006	12.50	89,250
110	Harley-Davidson Inc.	January 2006	50.00	26,125
700	Health Management Associates, Inc.	November 2005	25.00	15,750
850	Hewlett-Packard Co.	November 2005	22.50	582,250
100	Hewlett-Packard Co.	November 2005	25.00	47,500
870	Home Depot Inc.	November 2005	40.00	63,075
400	Intel Corp.	October 2005	25.00	17,000
300	International Game	January 2006	27.50	42,000
630	Intuit, Inc.	October 2005	42.50	162,225
250	Kohl's Corp.	October 2005	50.00	38,750
300	Kohl's Corp.	January 2006	50.00	108,000
100	Laboratory Corp. of America Holdings	November 2005	50.00	9,000
220	Linear Technology Co.	November 2005	37.50	27,500
200	Lowe's Cos, Inc.	October 2005	55.00	193,000
300	Lowe's Cos, Inc.	October 2005	60.00	148,500
200	Lowe's Cos, Inc.	January 2006	60.00	135,000
450	MBNA Corp.	December 2005	22.50	108,000
150	MBNA Corp.	December 2005	25.00	7,500
380	Mercury Interactive Corp.	January 2006	45.00	42,750
560	Merrill Lynch & Co, Inc.	October 2005	55.00	369,600
40	Merrill Lynch & Co, Inc.	January 2006	55.00	29,800
200	MGIC Investment Corp.	December 2005	60.00	116,000
350	MGIC Investment Corp.	December 2005	65.00	91,875
200	Morgan Stanley	January 2006	55.00	39,000
489	Mylan Laboratories, Inc.	October 2005	17.50	92,910
261	Mylan Laboratories, Inc.	October 2005	20.00	5,873
200	Nasdaq-100 Index Tracking Stock	December 2005	37.00	61,000
600	Nasdaq-100 Index Tracking Stock	January 2006	38.63	123,000
250	Nasdaq-100 Index Tracking Stock	December 2005	39.00	36,875
300	Oracle Corp	December 2005	12.00	24,000
700	Oracle Corp	December 2005	13.00	21,000
200	Oracle Corp	December 2005	14.00	2,000
100	QLogic Corp.	January 2006	32.50	36,000
200	QLogic Corp.	October 2005	32.50	44,000
300	QLogic Corp.	January 2006	35.00	68,250
600	Ross Stores, Inc.	November 2005	27.50	7,500
600	Symantec Corp.	January 2006	20.00	198,000
200	Symantec Corp.	January 2006	22.50	34,000
200	Target Co.	October 2005	47.50	95,000
340	Texas Instruments, Inc.	October 2005	25.00	306,000
200	Texas Instruments, Inc.	January 2006	25.00	186,000
510	Tiffany & Co.	January 2006	30.00	522,750
230	Williams-Sonoma Inc.	November 2005	35.00	92,000
	Total Call Options Written
27,410	(Premiums Received $6,653,724)			$8,698,968

Number of Shares		Value
	Common Stocks - 95.15%
	Business Services - 3.85%
27,000	Cintas Corp.	$ 1,108,350
79,000	First Data Corp.	3,160,000
		4,268,350
	Consumer Discretionary - 22.05%
36,500	American Eagle Outfitters, Inc	858,845
100,000	Bed Bath & Beyond Inc.*	4,018,000
52,500	Best Buy Co, Inc.	2,285,325
11,015	Harley-Davidson Inc.	533,567
87,000	Home Depot Inc.	3,318,180
30,000	Int'l Game	810,000
55,000	Kohl's Corp.*	2,759,900
70,000	Lowe's Cos, Inc.	4,508,000
60,000	Ross Stores, Inc.	1,422,000
20,000	Target Corp.	1,038,600
51,000	Tiffany & Co.	2,028,270
23,000	Williams-Sonoma Inc.	882,050
		24,462,737
	Consumer Services - 2.54%
63,000	Intuit, Inc.*	2,823,030
		2,823,030
	Exchange-Traded Funds - 3.73%
105,000	Nasdaq-100 Index Tracking Stock	4,143,300
		4,143,300
	Financials - 16.01%
10,000	Affiliated Managers Group, Inc.*	724,200
45,000	Capital One Financial Corp.	3,578,400
40,000	Citigroup Inc.	1,820,800
90,000	Countrywide Financial Corp.	2,968,200
60,000	MBNA Corp.	1,478,400
60,000	Merrill Lynch & Co., Inc.	3,681,000
65,000	Morgan Stanley	3,506,100
		17,757,100
	Health Care - 14.73%
55,000	Amgen, Inc.*	4,381,850
90,000	Biogen Idec Inc.*	3,553,200
65,000	Biomet Inc.	2,256,150
80,000	Boston Scientific Co.*	1,869,600
100,000	Health Management Associates, Inc.	2,347,000
10,000	Laboratory Corp of America Holdings*	487,100
75,000	Mylan Laboratories	1,444,500
		16,339,400
	Industrial - 3.62%
45,000	Dover Corporation	1,835,550
25,000	Fed Ex Corporation	2,178,250
		4,013,800
	Insurance - 4.3%
20,000	American International Group, Inc.	1,239,200
55,000	MGIC Investment Corp.	3,531,000
		4,770,200
	Software - 4.05%
110,000	Check Point Software Technologies Ltd.*	2,675,200
80,000	Symantec Corp.*	1,812,800
		4,488,000
	Technology - 20.27%
33,500	Apple Computer Inc.*	1,795,935
70,000	Applied Materials, Inc.	1,187,200
120,000	Cisco Systems, Inc.*	2,151,600
60,000	EBAY Inc.*	2,472,000
170,000	Flextronics International Ltd.*	2,184,500
95,000	Hewlett-Packard Co.	2,774,000
90,000	Intel Corp.	2,218,500
22,000	Linear Technology Co.	826,980
38,000	Mercury Interactive Corp.*	1,504,800
120,000	Oracle Corp.*	1,486,800
60,000	Qlogic Corp.*	2,052,000
54,000	Texas Instruments, Inc.	1,830,600
		22,484,915
2,982,515	Total Long-Term Investments
	(Cost $97,093,971)	105,550,832

	Short-Term Investments - 12.62%
	Repurchase Agreement -
14,005,000	Morgan Stanley (issued 9-30-05 at 3.14%, due
	10/3/05, collateralized by $14,285,104 in United
	States Treasury Notes due 9/30/06. Proceeds at
	maturity are $14,008,664 (Cost $14,005,000).	14,005,000
	Total Investments - 108.9%
	(Cost $104,445,247)	110,856,864
	Liabilities less cash and other assets .07%	74,759
	Total Options Written - (7.84%)	(8,698,968)
	Net Assets - 100%	$ 110,931,626

	* Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  October 31, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: October 31, 2005